FORM 				13F
FORM 				13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	March 31, 2000

Check here if Amendment { }; 	Amendment Number:
This Amendment (Check only one.): 	{ }	is a restatement.
						{ } 	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	M&G Investment Management Limited
Address:	7th Floor  3 Minster Court
	      Great Tower Street
	      London EC3R 7XH

13F File Number: 	28-4284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manger:

Name: 	Craig Close
Title: 	Portfolio Services-Vice President
Phone: 	312-634-2502
Signature, Place, and Date of Signing:

Craig Close		Chicago, IL 		May 12, 2000

Report Type (Check only one.):

{ } 	13F HOLDINGS REPORT.

{X} 	13F NOTICE.

{ } 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

PPM America, Inc.     28-3586
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.